UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legg Mason International Equities Limited
Address: Esemplia Emerging Markets
         9th Floor, 10 Exchange Square, Primrose St
         London, England  EC2A 2EN

13F File Number:  28-6251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paula Marsh
Title:     Head of Legg Mason International Compliance
Phone:     44-20-7070-7429

Signature, Place, and Date of Signing:

     Paula Marsh     London, England     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $501,970 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    89044  1768832 SH       DEFINED 1             1768832        0        0
AU OPTRONICS CORP              SPONSORED ADR    002255107     7018   619399 SH       DEFINED 1              619399        0        0
BRF-BRASIL FOODS S A           SPONSORED ADR    10552T107      127     2300 SH       DEFINED 1                2300        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889    34117  3341432 SH       DEFINED 1             3341432        0        0
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203     1348    14700 SH       DEFINED 1               14700        0        0
CPFL ENERGIA S A               SPONSORED ADR    126153105     1335    21900 SH       DEFINED 1               21900        0        0
CREDICORP LTD                  COM              G2519Y108      247     2800 SH       DEFINED 1                2800        0        0
FIBRIA CELULOSE S A            SP ADR REP COM   31573A109    33794  1544505 SH       DEFINED 1             1544505        0        0
GAMMON GOLD INC                COM              36467T106    15248  2120621 SH       DEFINED 1             2120621        0        0
GERDAU S A                     SPONSORED ADR    373737105    36581  2244200 SH       DEFINED 1             2244200        0        0
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD   38045R107     3070   247700 SH       DEFINED 1              247700        0        0
ISHARES INC                    MSCI TAIWAN      464286731     8718   694600 SH       DEFINED 1              694600        0        0
ISHARES TR INDEX               MSCI EMERG MKT   464287234     1492    35400 SH       DEFINED 1               35400        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106    83070  3777617 SH       DEFINED 1             3777617        0        0
KB FINANCIAL GROUP INC         SPONSORED ADR    48241A105       58     1200 SH       DEFINED 1                1200        0        0
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109      947    17060 SH       DEFINED 1               17060        0        0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    23108   583660 SH       DEFINED 1              583660        0        0
SHINHAN FINANCIAL GROUP CO L   SPN ADR RESTRD   824596100      324     4071 SH       DEFINED 1                4071        0        0
SK TELECOM LTD                 SPONSORED ADR    78440P108      782    45300 SH       DEFINED 1               45300        0        0
STERLITE INDS INDIA LTD        ADS              859737207     9610   516380 SH       DEFINED 1              516380        0        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100      451    42920 SH       DEFINED 1               42920        0        0
TAM SA                         SP ADR REP PFD   87484D103     3548   209156 SH       DEFINED 1              209156        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     5779    91600 SH       DEFINED 1               91600        0        0
TRANSATLANTIC PETROLEUM LTD    SHS              G89982105     2222   638297 SH       DEFINED 1              638297        0        0
VALE S A                       ADR REPSTG PFD   91912E204   138930  5004673 SH       DEFINED 1             5004673        0        0
VIVO PARTICIPACOES S A         SPON ADR PFD NEW 92855S200      380    14000 SH       DEFINED 1               14000        0        0
WSP HOLDINGS LIMITED           ADR              92934F104      622   232918 SH       DEFINED 1              232918        0        0
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